OTHER FINANCIAL INFORMATION - Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,997	$ 13,106	$ 8,041
Less: accumulated depreciation and amortization	(7,031)	(6,687)	(5,540)
Property and equipment, net	6,966	6,419	2,501
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	8,519	8,480	7,023
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Total property and equipment	542	540	524
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	795	441	441
Computer software
Property, Plant and Equipment [Line Items]
Total property and equipment	53	53	53
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,088	$ 3,592	$ 0